Leases - Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 1,739
2021	1,792
2022	1,846
2023	1,900
2024	1,954
Thereafter	11,712
Total	$ 20,943